Prepayments and Other Current Assets, Net	12 Months Ended
Dec. 31, 2024
Prepayments and Other Current Assets, Net [Abstract]
Prepayments and other current assets, net
6.	Prepayments and other current assets, net

Prepayments and other current assets, net consisted of the following:

	As of December 31,
	2023	2024
Deductible input value-added tax	2,983,607	3,316,438
Receivables of over-paid income tax	889,303	892,119
Prepayments of services	1,958,238	1,042,259
Rent receivable	-	333,333
Others	362,396	262,581
Total	6,193,544	5,846,730